Incorporated herein by reference is a supplement to the prospectus of MFS Aggressive Growth Allocation Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 3, 2019 (SEC Accession No. 0000912938-19-000339).